Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at beginning of the period	$ 34,099
Additions	3,996
Amortization	(4,640)
Write-off	(293)
Balance at the end of the period	33,162
Financing Costs [Member]
Balance at beginning of the period	11,313
Additions	93
Amortization	(611)
Write-off	0
Balance at the end of the period	10,795
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the period	22,786
Additions	3,903
Amortization	(4,029)
Write-off	(293)
Balance at the end of the period	$ 22,367